UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2013

1.804828.109

VAL-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.8%
Delphi Automotive PLC	741,019	$ 39,808
Tenneco, Inc. (a)	433,428	20,948
		60,756
Diversified Consumer Services - 0.2%
H&R Block, Inc.	557,088	17,509
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	505,531	20,297
Sonic Corp. (a)	1,043,517	16,039
		36,336
Household Durables - 1.0%
Harman International Industries, Inc.	345,886	20,936
Helen of Troy Ltd. (a)	310,175	13,176
Whirlpool Corp.	318,200	42,620
		76,732
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	2,688,945	65,772
Leisure Equipment & Products - 0.1%
Brunswick Corp.	268,886	10,150
Media - 1.5%
CBS Corp. Class B	367,160	19,401
DIRECTV (a)	259,620	16,426
News Corp. Class A (a)	112,897	1,798
Sinclair Broadcast Group, Inc. Class A	1,411,708	39,824
Twenty-First Century Fox, Inc. Class A	451,590	13,494
UBM PLC	1,116,000	12,079
Valassis Communications, Inc.	472,251	13,521
		116,543
Multiline Retail - 0.6%
Kohl's Corp.	938,224	49,707
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	486,369	24,255
American Eagle Outfitters, Inc.	1,104,723	21,697
Ascena Retail Group, Inc. (a)	3,406,826	65,036
AutoZone, Inc. (a)	29,500	13,233
Bed Bath & Beyond, Inc. (a)	180,160	13,777
Best Buy Co., Inc.	1,090,166	32,803
Chico's FAS, Inc.	2,585,871	44,296
Jos. A. Bank Clothiers, Inc. (a)(e)	486,558	19,881
OfficeMax, Inc.	1,989,639	22,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc.	563,680	$ 22,542
Staples, Inc.	2,875,323	48,938
WH Smith PLC (e)	934,599	11,068
		340,188
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	429,800	19,182
TOTAL CONSUMER DISCRETIONARY		792,875
CONSUMER STAPLES - 3.5%
Beverages - 1.3%
Beam, Inc.	221,600	14,402
Coca-Cola Enterprises, Inc.	243,351	9,135
Cott Corp.	1,749,511	14,632
Dr. Pepper Snapple Group, Inc.	163,763	7,654
Molson Coors Brewing Co. Class B	745,697	37,330
Monster Beverage Corp. (a)	177,025	10,797
Treasury Wine Estates Ltd.	2,393,633	10,263
		104,213
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	506,300	31,031
Kroger Co.	155,004	6,087
Walgreen Co.	119,814	6,021
		43,139
Food Products - 1.0%
Danone SA	263,200	20,799
Gruma S.A.B. de CV Series B (a)	1,752,213	9,282
Ingredion, Inc.	352,353	23,678
The J.M. Smucker Co.	240,631	27,076
		80,835
Personal Products - 0.3%
Coty, Inc. Class A (a)	1,553,753	26,709
Tobacco - 0.4%
Japan Tobacco, Inc.	497,600	17,407
Lorillard, Inc.	267,626	11,382
		28,789
TOTAL CONSUMER STAPLES		283,685
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.1%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	438,159	$ 25,983
Halliburton Co.	1,128,535	50,998
National Oilwell Varco, Inc.	472,015	33,121
Rowan Companies PLC (a)	1,535,218	52,735
		162,837
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	445,190	39,408
Atlas Pipeline Partners LP	254,900	9,661
BPZ Energy, Inc. (a)	4,446,319	10,716
Canadian Natural Resources Ltd.	445,800	13,815
Cloud Peak Energy, Inc. (a)	615,874	9,872
Energen Corp.	1,019,686	61,069
EQT Corp.	250,584	21,676
Marathon Petroleum Corp.	740,723	54,317
Markwest Energy Partners LP	262,400	18,423
Noble Energy, Inc.	472,200	29,508
Northern Oil & Gas, Inc. (a)	783,691	10,353
Scorpio Tankers, Inc.	1,354,845	13,481
The Williams Companies, Inc.	1,008,367	34,456
Whiting Petroleum Corp. (a)	1,039,803	53,519
WPX Energy, Inc. (a)	1,196,390	22,983
		403,257
TOTAL ENERGY		566,094
FINANCIALS - 28.3%
Capital Markets - 2.8%
AllianceBernstein Holding LP	514,200	11,415
Ameriprise Financial, Inc.	396,555	35,293
Apollo Global Management LLC Class A	393,544	10,515
Bank of New York Mellon Corp.	201,704	6,344
Invesco Ltd.	1,694,396	54,543
KKR & Co. LP	1,882,240	38,492
The Blackstone Group LP	1,268,404	28,603
UBS AG	2,088,406	41,123
		226,328
Commercial Banks - 5.8%
Bank of Ireland (a)	53,690,436	12,103
Barclays PLC sponsored ADR	1,865,900	32,616
CIT Group, Inc. (a)	1,501,740	75,252
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	49,560	$ 1,528
First Citizen Bancshares, Inc.	285,493	59,811
Heritage Financial Corp., Washington	59,395	944
Itau Unibanco Holding SA sponsored ADR	4,095,577	52,219
M&T Bank Corp.	163,481	19,104
PNC Financial Services Group, Inc.	489,744	37,245
U.S. Bancorp	2,892,790	107,959
Wells Fargo & Co.	1,513,395	65,833
		464,614
Consumer Finance - 1.5%
Capital One Financial Corp.	1,194,848	82,468
Cash America International, Inc.	191,661	8,050
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	897
SLM Corp.	1,230,267	30,400
		121,815
Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc. (a)	154,559	28,199
JPMorgan Chase & Co.	741,151	41,304
McGraw-Hill Companies, Inc.	540,853	33,457
The NASDAQ Stock Market, Inc.	1,079,175	34,965
		137,925
Insurance - 8.8%
AFLAC, Inc.	831,450	51,284
AMBAC Financial Group, Inc. (a)	490,412	12,280
Aon PLC	364,048	24,573
Berkshire Hathaway, Inc. Class B (a)	734,289	85,082
Fairfax Financial Holdings Ltd. (sub. vtg.)	173,761	69,024
Greenlight Capital Re, Ltd. (a)	1,191,830	31,512
Intact Financial Corp.	493,400	29,020
Mercury General Corp.	433,648	19,167
MetLife, Inc.	776,664	37,606
Old Republic International Corp.	2,591,748	37,451
Primerica, Inc.	631,600	25,921
ProAssurance Corp.	838,869	44,905
Progressive Corp.	307,400	7,995
Prudential PLC	786,708	13,972
Reinsurance Group of America, Inc.	1,075,563	73,235
StanCorp Financial Group, Inc.	1,205,175	63,983
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Torchmark Corp.	641,101	$ 45,569
Validus Holdings Ltd.	890,082	31,536
		704,115
Real Estate Investment Trusts - 5.6%
American Realty Capital Properties, Inc. (e)	569,700	8,232
American Tower Corp.	748,934	53,017
Boston Properties, Inc.	300,252	32,112
Corporate Office Properties Trust (SBI)	356,756	9,090
Equity Lifestyle Properties, Inc.	1,432,584	55,140
Eurobank Properties Real Estate Investment Co. (a)(f)	3,219,700	29,598
iStar Financial, Inc. (a)(e)	1,109,599	12,605
Kilroy Realty Corp.	138,742	7,262
NorthStar Realty Finance Corp.	2,978,519	29,189
Piedmont Office Realty Trust, Inc. Class A	1,323,400	23,940
Prologis, Inc.	1,036,185	39,748
Regency Centers Corp.	118,900	6,270
Ryman Hospitality Properties, Inc. (e)	332,079	12,370
Simon Property Group, Inc.	122,648	19,631
SL Green Realty Corp.	421,573	38,216
Sun Communities, Inc.	364,250	17,637
Ventas, Inc.	821,955	54,035
		448,092
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	214,700	7,945
CBRE Group, Inc. (a)	1,951,483	45,216
Forest City Enterprises, Inc. Class A (a)	1,111,119	19,467
Forestar Group, Inc. (a)	475,304	10,271
Kennedy-Wilson Holdings, Inc.	4,846,501	82,875
		165,774
TOTAL FINANCIALS		2,268,663
HEALTH CARE - 8.1%
Biotechnology - 0.8%
Amgen, Inc.	258,875	28,034
Cubist Pharmaceuticals, Inc. (a)	206,701	12,884
United Therapeutics Corp. (a)	305,744	22,882
		63,800
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	2,860,000	$ 31,231
Hill-Rom Holdings, Inc.	1,131,039	41,928
Hologic, Inc. (a)	626,245	14,216
Stryker Corp.	252,079	17,761
		105,136
Health Care Providers & Services - 3.1%
CIGNA Corp.	398,825	31,041
Emeritus Corp. (a)	1,156,108	26,810
Express Scripts Holding Co. (a)	374,636	24,557
Health Management Associates, Inc. Class A (a)	1,601,270	21,585
Humana, Inc.	339,476	30,981
McKesson Corp.	174,112	21,357
Quest Diagnostics, Inc.	532,800	31,068
UnitedHealth Group, Inc.	371,600	27,071
Universal American Spin Corp.	856,182	9,281
Universal Health Services, Inc. Class B	352,989	24,692
		248,443
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	682,615	30,533
Lonza Group AG	223,504	17,195
		47,728
Pharmaceuticals - 2.3%
Actavis, Inc. (a)	313,800	42,134
Endo Health Solutions, Inc. (a)	759,804	29,222
Forest Laboratories, Inc. (a)	273,820	11,928
Hospira, Inc. (a)	823,334	33,510
Impax Laboratories, Inc. (a)	1,055,155	21,884
Jazz Pharmaceuticals PLC (a)	218,240	16,479
Perrigo Co.	169,000	21,022
ViroPharma, Inc. (a)	307,566	10,556
		186,735
TOTAL HEALTH CARE		651,842
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.3%
CAE, Inc.	1,342,700	15,295
Esterline Technologies Corp. (a)	174,077	14,177
Finmeccanica SpA (a)(e)	2,316,300	12,104
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	195,420	$ 16,677
Meggitt PLC	2,081,834	17,339
Textron, Inc.	1,025,638	28,082
		103,674
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	342,983	20,449
FedEx Corp.	235,660	24,980
UTI Worldwide, Inc.	1,432,170	23,631
		69,060
Commercial Services & Supplies - 0.9%
Intrum Justitia AB	802,487	20,437
Iron Mountain, Inc.	976,762	27,154
Waste Management, Inc.	516,021	21,688
		69,279
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	2,184,014	74,038
URS Corp.	1,837,250	85,432
		159,470
Electrical Equipment - 1.2%
Babcock & Wilcox Co.	707,271	21,600
Eaton Corp. PLC	271,860	18,745
General Cable Corp.	820,820	25,872
Prysmian SpA	521,300	10,597
Regal-Beloit Corp.	288,477	18,659
		95,473
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	272,310	18,446
Koninklijke Philips Electronics NV	425,880	13,619
		32,065
Machinery - 3.0%
GEA Group AG	311,235	12,842
Harsco Corp.	439,220	11,314
Ingersoll-Rand PLC	330,292	20,164
ITT Corp.	554,725	17,330
Manitowoc Co., Inc.	1,061,868	21,800
Pentair Ltd.	291,689	17,816
Snap-On, Inc.	175,254	16,623
Stanley Black & Decker, Inc.	850,136	71,939
Terex Corp. (a)	878,917	25,910
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Timken Co.	313,243	$ 18,300
Xylem, Inc.	422,100	10,523
		244,561
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	2,955,172	9,072
Professional Services - 0.9%
Dun & Bradstreet Corp.	221,808	22,986
FTI Consulting, Inc. (a)	449,310	16,741
Manpower, Inc.	280,296	18,743
Towers Watson & Co.	184,861	15,571
		74,041
Road & Rail - 0.5%
Con-way, Inc.	246,507	10,218
CSX Corp.	655,203	16,256
Quality Distribution, Inc. (a)(f)	1,667,057	17,604
		44,078
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	683,147	11,969
WESCO International, Inc. (a)	347,470	26,331
		38,300
TOTAL INDUSTRIALS		939,073
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	767,858	19,619
Juniper Networks, Inc. (a)	1,729,731	37,483
		57,102
Computers & Peripherals - 0.4%
EMC Corp.	1,184,462	30,974
Electronic Equipment & Components - 2.6%
Aeroflex Holding Corp. (a)	1,159,331	8,718
Arrow Electronics, Inc. (a)	1,203,451	54,938
Ingram Micro, Inc. Class A (a)	933,623	21,315
Jabil Circuit, Inc.	3,506,459	80,613
TE Connectivity Ltd.	475,184	24,253
TTM Technologies, Inc. (a)	2,321,198	21,448
		211,285
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.2%
Amdocs Ltd.	785,573	$ 30,221
CGI Group, Inc. Class A (sub. vtg.) (a)	210,900	7,289
Cognizant Technology Solutions Corp. Class A (a)	389,200	28,174
Fidelity National Information Services, Inc.	755,327	32,600
Global Payments, Inc.	973,036	45,061
Heartland Payment Systems, Inc. (e)	283,864	10,591
Sapient Corp. (a)	1,464,902	20,084
Sykes Enterprises, Inc. (a)	718,677	12,620
Total System Services, Inc.	1,966,683	53,907
Unisys Corp. (a)	664,097	17,227
		257,774
Office Electronics - 0.2%
Xerox Corp.	1,808,646	17,544
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	943,591	15,390
Avago Technologies Ltd.	417,270	15,305
Broadcom Corp. Class A	1,312,639	36,189
Intersil Corp. Class A	2,414,440	24,651
PMC-Sierra, Inc. (a)	2,128,362	14,058
Skyworks Solutions, Inc. (a)	763,760	18,346
		123,939
Software - 2.7%
Activision Blizzard, Inc.	2,385,196	42,886
Autodesk, Inc. (a)	608,835	21,547
Comverse, Inc.	474,457	14,860
Constellation Software, Inc.	71,300	10,403
Electronic Arts, Inc. (a)	968,015	25,285
Intuit, Inc.	324,300	20,729
MicroStrategy, Inc. Class A (a)	115,000	10,926
Oracle Corp.	2,131,318	68,948
		215,584
TOTAL INFORMATION TECHNOLOGY		914,202
MATERIALS - 5.2%
Chemicals - 3.2%
Albemarle Corp.	222,716	13,811
Ashland, Inc.	547,455	47,541
Axiall Corp.	463,694	20,440
Cabot Corp.	502,781	20,624
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	258,000	$ 20,098
Eastman Chemical Co.	557,809	44,865
Lanxess AG	295,126	18,455
LyondellBasell Industries NV Class A	309,320	21,253
Methanex Corp.	449,908	21,486
Mexichem S.A.B. de CV	1,405,300	6,576
RPM International, Inc.	522,675	18,419
		253,568
Containers & Packaging - 1.0%
Nampak Ltd.	4,840,992	15,653
Rock-Tenn Co. Class A	378,505	43,282
Sonoco Products Co.	595,278	22,912
		81,847
Metals & Mining - 1.0%
Gem Diamonds Ltd. (a)	3,579,464	7,664
Newmont Mining Corp.	489,800	14,694
Reliance Steel & Aluminum Co.	616,660	43,290
Walter Energy, Inc. (e)	1,425,455	15,951
		81,599
TOTAL MATERIALS		417,014
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	102,691	3,681
Frontier Communications Corp. (e)	1,895,004	8,262
		11,943
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(e)	592,657	4,255
T-Mobile US, Inc. (a)	197,300	4,757
		9,012
TOTAL TELECOMMUNICATION SERVICES		20,955
UTILITIES - 10.2%
Electric Utilities - 4.7%
Edison International	2,677,499	133,473
ITC Holdings Corp.	1,128,891	103,598
NextEra Energy, Inc.	477,218	41,332
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	1,398,754	$ 62,119
PNM Resources, Inc.	1,608,472	37,767
		378,289
Gas Utilities - 0.6%
Atmos Energy Corp.	990,442	43,817
Questar Corp.	176,555	4,213
		48,030
Multi-Utilities - 4.9%
NiSource, Inc.	3,891,798	119,556
PG&E Corp.	2,393,449	109,835
Sempra Energy	1,877,897	164,557
		393,948
TOTAL UTILITIES		820,267
TOTAL COMMON STOCKS (Cost $6,788,916)		7,674,670
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)(d)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,554)	EUR	10,286	14,272
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/29/13 to 10/3/13 (g) (Cost $3,610)		$ 3,610	3,610
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	337,274,346	$ 337,274
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	60,664,324	60,664
TOTAL MONEY MARKET FUNDS (Cost $397,938)		397,938
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,204,018)		8,090,490
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(69,067)
NET ASSETS - 100%		$ 8,021,423
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
618 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 75,983	$ 3,729
The face value of futures purchased as a percentage of net assets is 0.9%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,970,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 217
Fidelity Securities Lending Cash Central Fund	629
Total	$ 846
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eurobank Properties Real Estate Investment Co.	$ -	$ 21,537	$ -	$ -	$ 29,598
Quality Distribution, Inc.	14,055	874	696	-	17,604
Ultrapetrol (Bahamas) Ltd.	4,563	1,064	1,493	-	-
Vitran Corp., Inc.	8,577	-	7,627	-	-
Total	$ 27,195	$ 23,475	$ 9,816	$ -	$ 47,202
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 792,875	$ 792,875	$ -	$ -
Consumer Staples	283,685	283,685	-	-
Energy	566,094	566,094	-	-
Financials	2,268,663	2,201,465	67,198	-
Health Care	651,842	651,842	-	-
Industrials	939,073	925,454	13,619	-
Information Technology	914,202	914,202	-	-
Materials	417,014	417,014	-	-
Telecommunication Services	20,955	20,955	-	-
Utilities	820,267	820,267	-	-
Corporate Bonds	14,272	-	14,272	-
U.S. Government and Government Agency Obligations	3,610	-	3,610	-
Money Market Funds	397,938	397,938	-	-
Total Investments in Securities:	$ 8,090,490	$ 7,991,791	$ 98,699	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,729	$ 3,729	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $7,225,915,000. Net unrealized appreciation aggregated $864,575,000, of which $1,111,298,000 related to appreciated investment securities and $246,723,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2013

1.804834.109

CAF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 32.7%
Automobiles - 2.4%
Harley-Davidson, Inc.	2,416,263	$ 137,171
Toyota Motor Corp.	788,300	47,969
		185,140
Diversified Consumer Services - 0.9%
H&R Block, Inc.	2,164,193	68,021
Hotels, Restaurants & Leisure - 6.7%
Bloomin' Brands, Inc.	369,383	8,717
Brinker International, Inc.	2,416,503	97,023
Del Frisco's Restaurant Group, Inc. (a)	492,200	10,356
Fiesta Restaurant Group, Inc. (a)	436,680	13,777
Paddy Power PLC (Ireland)	1,359,658	110,031
Penn National Gaming, Inc. (a)	833,954	41,689
Starbucks Corp.	1,279,795	91,173
Whitbread PLC	1,195,330	58,734
Wyndham Worldwide Corp.	1,370,937	85,409
		516,909
Household Durables - 0.7%
PulteGroup, Inc.	2,962,551	49,267
Internet & Catalog Retail - 0.5%
HSN, Inc.	652,588	39,194
Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	489,869	54,934
Media - 8.6%
CBS Corp. Class B	1,869,676	98,794
Comcast Corp. Class A (special) (non-vtg.)	4,193,867	180,798
Dentsu, Inc.	878,700	28,090
DIRECTV (a)	705,253	44,621
Discovery Communications, Inc. Class C (non-vtg.) (a)	423,541	30,774
Gannett Co., Inc.	2,472,043	63,680
Interpublic Group of Companies, Inc.	3,698,366	60,838
Lions Gate Entertainment Corp. (a)(d)	1,879,987	61,156
Omnicom Group, Inc.	746,696	47,990
Time Warner, Inc.	747,701	46,552
		663,293
Specialty Retail - 8.2%
DSW, Inc. Class A	1,715,986	130,055
Gap, Inc.	3,051,932	140,084
Home Depot, Inc.	1,775,941	140,353
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	3,851,111	$ 200,412
Williams-Sonoma, Inc.	407,894	24,009
		634,913
Textiles, Apparel & Luxury Goods - 4.0%
lululemon athletica, Inc. (a)	1,404,013	97,677
Oxford Industries, Inc. (e)	1,007,223	68,159
PVH Corp.	1,094,079	144,189
		310,025
TOTAL CONSUMER DISCRETIONARY		2,521,696
CONSUMER STAPLES - 3.0%
Tobacco - 3.0%
Lorillard, Inc.	4,712,111	200,406
Reynolds American, Inc.	680,366	33,630
		234,036
ENERGY - 0.8%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	591,123	33,895
National Oilwell Varco, Inc.	443,388	31,113
		65,008
FINANCIALS - 15.3%
Capital Markets - 8.1%
Affiliated Managers Group, Inc. (a)	446,228	80,477
AllianceBernstein Holding LP	1,316,580	29,228
Ameriprise Financial, Inc.	1,379,190	122,748
BlackRock, Inc. Class A	287,214	80,983
Charles Schwab Corp.	2,757,191	60,906
Deutsche Bank AG	857,800	38,698
Invesco Ltd.	688,966	22,178
LPL Financial	197,772	7,527
Monex Group, Inc.	69,387	28,064
Nomura Holdings, Inc.	3,940,500	29,937
The Blackstone Group LP	2,068,185	46,638
UBS AG	3,749,169	73,825
		621,209
Commercial Banks - 2.3%
BNP Paribas SA	543,400	35,159
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	3,940,700	$ 24,444
Shinsei Bank Ltd.	7,881,000	17,547
Wells Fargo & Co.	2,263,655	98,469
		175,619
Consumer Finance - 1.1%
American Express Co.	1,182,061	87,201
Diversified Financial Services - 3.7%
Bank of America Corp.	4,234,292	61,821
Citigroup, Inc.	1,288,382	67,176
CME Group, Inc.	541,789	40,082
JPMorgan Chase & Co.	1,280,575	71,366
McGraw-Hill Companies, Inc.	752,849	46,571
		287,016
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	292,382	6,774
TOTAL FINANCIALS		1,177,819
HEALTH CARE - 21.7%
Biotechnology - 15.5%
Alexion Pharmaceuticals, Inc. (a)	396,818	46,122
Amgen, Inc.	3,561,375	385,660
Biogen Idec, Inc. (a)	1,067,492	232,852
Celgene Corp. (a)	571,980	84,001
Cubist Pharmaceuticals, Inc. (a)	143,022	8,915
Gilead Sciences, Inc. (a)	4,115,943	252,925
Onyx Pharmaceuticals, Inc. (a)	1,021,264	134,092
Regeneron Pharmaceuticals, Inc. (a)	183,160	49,464
		1,194,031
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	295,246	21,565
Boston Scientific Corp. (a)	5,611,547	61,278
Intuitive Surgical, Inc. (a)	295,324	114,586
		197,429
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	889,702	25,908
CIGNA Corp.	600,153	46,710
UnitedHealth Group, Inc.	541,437	39,444
		112,062
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.2%
AbbVie, Inc.	1,121,688	$ 51,014
Allergan, Inc.	206,487	18,815
Pacira Pharmaceuticals, Inc. (a)	162,600	5,517
Perrigo Co.	340,828	42,396
Santarus, Inc. (a)	484,355	11,780
Warner Chilcott PLC	2,077,832	44,279
		173,801
TOTAL HEALTH CARE		1,677,323
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.9%
Textron, Inc.	2,392,753	65,514
Airlines - 3.8%
AMR Corp. (a)	3,137,000	18,602
U.S. Airways Group, Inc. (a)	4,450,966	86,126
United Continental Holdings, Inc. (a)	5,491,015	191,362
		296,090
Industrial Conglomerates - 1.2%
3M Co.	817,942	96,051
Machinery - 1.4%
GEA Group AG	295,530	12,194
NSK Ltd.	2,956,000	27,715
Pentair Ltd.	463,613	28,317
Valmont Industries, Inc.	259,128	36,185
		104,411
Professional Services - 1.0%
Towers Watson & Co.	335,507	28,260
Verisk Analytics, Inc. (a)	810,310	52,152
		80,412
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	145,685	38,190
TOTAL INDUSTRIALS		680,668
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 6.9%
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	1,970,249	$ 17,062
Omron Corp.	985,300	30,542
		47,604
Internet Software & Services - 2.7%
eBay, Inc. (a)	3,946,493	203,994
IT Services - 2.4%
Accenture PLC Class A	699,337	51,618
Cap Gemini SA	98,887	5,413
FleetCor Technologies, Inc. (a)	484,286	43,474
Visa, Inc. Class A	484,561	85,772
		186,277
Software - 1.2%
Activision Blizzard, Inc.	2,594,101	46,642
MICROS Systems, Inc. (a)	526,296	25,646
SS&C Technologies Holdings, Inc. (a)	592,723	21,208
		93,496
TOTAL INFORMATION TECHNOLOGY		531,371
MATERIALS - 2.0%
Chemicals - 2.0%
Ecolab, Inc.	447,893	41,269
Kansai Paint Co. Ltd.	985,000	12,797
Kuraray Co. Ltd.	985,400	13,476
Monsanto Co.	851,615	84,123
Toray Industries, Inc.	985,000	6,288
		157,953
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	697,700	61,139
TOTAL COMMON STOCKS (Cost $5,401,361)		7,107,013
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	540,085,414	$ 540,085
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	30,538,200	30,538
TOTAL MONEY MARKET FUNDS (Cost $570,623)		570,623
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $12,624)	$ 12,624	12,624
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,984,608)		7,690,260
NET OTHER ASSETS (LIABILITIES) - 0.4%		31,433
NET ASSETS - 100%		$ 7,721,693
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,624,000 due 8/01/13 at 0.06%
Barclays Capital, Inc.	$ 3,526
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,468
UBS Securities LLC	6,630
$ 12,624
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 696
Fidelity Securities Lending Cash Central Fund	413
Total	$ 1,109
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 44,569	$ 9,603	$ -	$ 509	$ 68,159
Total	$ 44,569	$ 9,603	$ -	$ 509	$ 68,159
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,521,696	$ 2,473,727	$ 47,969	$ -
Consumer Staples	234,036	234,036	-	-
Energy	65,008	65,008	-	-
Financials	1,177,819	1,010,915	166,904	-
Health Care	1,677,323	1,677,323	-	-
Industrials	680,668	680,668	-	-
Information Technology	531,371	531,371	-	-
Materials	157,953	157,953	-	-
Utilities	61,139	61,139	-	-
Money Market Funds	570,623	570,623	-	-
Cash Equivalents	12,624	-	12,624	-
Total Investments in Securities:	$ 7,690,260	$ 7,462,763	$ 227,497	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $5,987,752,000. Net unrealized appreciation aggregated $1,702,508,000, of which $1,742,060,000 related to appreciated investment securities and $39,552,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2013

1.804820.109

FDE-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 2.6%
Delphi Automotive PLC	305,807	$ 16,428
TRW Automotive Holdings Corp. (a)	216,560	15,876
		32,304
Diversified Consumer Services - 2.2%
H&R Block, Inc.	874,178	27,475
Hotels, Restaurants & Leisure - 0.0%
Icahn Enterprises LP rights (a)	1,900,000	0
Media - 4.1%
CBS Corp. Class B	216,391	11,434
Comcast Corp. Class A	517,500	23,329
Lions Gate Entertainment Corp. (a)	101,570	3,304
Time Warner, Inc.	213,700	13,305
		51,372
Multiline Retail - 0.3%
Macy's, Inc.	70,700	3,418
Specialty Retail - 3.4%
Best Buy Co., Inc.	498,845	15,010
GameStop Corp. Class A	38,046	1,867
Home Depot, Inc.	94,756	7,489
TJX Companies, Inc.	361,962	18,837
		43,203
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)(d)	313,128	17,169
G-III Apparel Group Ltd. (a)	69,918	3,598
PVH Corp.	38,218	5,037
		25,804
TOTAL CONSUMER DISCRETIONARY		183,576
CONSUMER STAPLES - 12.6%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	479,800	18,012
PepsiCo, Inc.	18,000	1,504
		19,516
Food & Staples Retailing - 4.8%
CVS Caremark Corp.	517,023	31,792
Kroger Co.	724,526	28,452
		60,244
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Ingredion, Inc.	21,859	$ 1,469
Mondelez International, Inc.	279,988	8,755
		10,224
Household Products - 2.3%
Procter & Gamble Co.	358,200	28,763
Tobacco - 3.1%
Imperial Tobacco Group PLC	457,147	15,341
Japan Tobacco, Inc.	416,900	14,584
Philip Morris International, Inc.	106,400	9,489
		39,414
TOTAL CONSUMER STAPLES		158,161
ENERGY - 9.4%
Energy Equipment & Services - 2.0%
Ensco PLC Class A	105,900	6,072
Halliburton Co.	424,700	19,192
		25,264
Oil, Gas & Consumable Fuels - 7.4%
Apache Corp.	9,000	722
Chevron Corp.	51,634	6,500
Exxon Mobil Corp.	641,950	60,181
Marathon Petroleum Corp.	124,036	9,096
Phillips 66	85,137	5,236
Royal Dutch Shell PLC Class A sponsored ADR	70,300	4,805
Valero Energy Corp.	200,177	7,160
		93,700
TOTAL ENERGY		118,964
FINANCIALS - 14.9%
Commercial Banks - 1.5%
Wells Fargo & Co.	430,001	18,705
Consumer Finance - 1.4%
SLM Corp.	698,002	17,248
Diversified Financial Services - 5.5%
Bank of America Corp.	734,236	10,720
Citigroup, Inc.	739,437	38,554
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	307,712	$ 17,149
McGraw-Hill Companies, Inc.	53,536	3,312
		69,735
Insurance - 5.7%
Assured Guaranty Ltd.	850,853	18,412
Berkshire Hathaway, Inc. Class B (a)	305,500	35,398
Everest Re Group Ltd.	130,517	17,428
		71,238
Real Estate Investment Trusts - 0.8%
Simon Property Group, Inc.	66,289	10,610
TOTAL FINANCIALS		187,536
HEALTH CARE - 15.3%
Biotechnology - 3.5%
Amgen, Inc.	295,500	32,000
Gilead Sciences, Inc. (a)	183,103	11,252
		43,252
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	2,685,341	29,324
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	114,400	6,666
CIGNA Corp.	84,491	6,576
Community Health Systems, Inc.	292,459	13,471
HCA Holdings, Inc.	579,156	22,587
		49,300
Pharmaceuticals - 5.6%
Actavis, Inc. (a)	163,231	21,917
Endo Health Solutions, Inc. (a)	267,185	10,276
Johnson & Johnson	51,800	4,843
Merck & Co., Inc.	57,377	2,764
Perrigo Co.	200,269	24,911
Warner Chilcott PLC	285,724	6,089
		70,800
TOTAL HEALTH CARE		192,676
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.5%
Airlines - 0.9%
Delta Air Lines, Inc.	531,120	$ 11,276
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	303,900	10,305
Industrial Conglomerates - 1.3%
Danaher Corp.	240,100	16,168
Machinery - 1.9%
Manitowoc Co., Inc.	440,534	9,044
Oshkosh Truck Corp. (a)	119,330	5,348
Terex Corp. (a)	324,959	9,580
		23,972
Professional Services - 3.5%
Dun & Bradstreet Corp.	79,768	8,266
Manpower, Inc.	294,700	19,707
Towers Watson & Co.	192,800	16,240
		44,213
Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	52,033	1,646
TOTAL INDUSTRIALS		107,580
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,203,800	30,757
Computers & Peripherals - 3.1%
Apple, Inc.	54,648	24,728
Hewlett-Packard Co.	535,363	13,748
		38,476
Internet Software & Services - 3.4%
Google, Inc. Class A (a)	33,000	29,291
Yahoo!, Inc. (a)	490,700	13,784
		43,075
IT Services - 2.2%
Computer Sciences Corp.	79,700	3,799
Fidelity National Information Services, Inc.	155,100	6,694
IBM Corp.	87,500	17,066
		27,559
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. (a)	132,306	1,753
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.7%
Microsoft Corp.	1,156,085	$ 36,798
Oracle Corp.	1,088,347	35,208
		72,006
TOTAL INFORMATION TECHNOLOGY		213,626
MATERIALS - 2.3%
Chemicals - 0.4%
Ashland, Inc.	60,690	5,270
Construction Materials - 0.1%
Eagle Materials, Inc.	20,950	1,414
Containers & Packaging - 1.6%
Rock-Tenn Co. Class A	171,700	19,634
Paper & Forest Products - 0.2%
International Paper Co.	45,556	2,201
TOTAL MATERIALS		28,519
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	122,400	3,082
Verizon Communications, Inc.	348,100	17,224
		20,306
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (a)	226,325	5,457
TOTAL TELECOMMUNICATION SERVICES		25,763
UTILITIES - 2.6%
Electric Utilities - 0.2%
ITC Holdings Corp.	27,900	2,560
Independent Power Producers & Energy Traders - 1.0%
The AES Corp.	1,033,900	12,862
Multi-Utilities - 1.4%
PG&E Corp.	381,900	17,525
TOTAL UTILITIES		32,947
TOTAL COMMON STOCKS (Cost $1,125,535)		1,249,348
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	17,657,596	$ 17,658
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,183,089	13,183
TOTAL MONEY MARKET FUNDS (Cost $30,841)		30,841
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,156,376)		1,280,189
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(19,415)
NET ASSETS - 100%		$ 1,260,774
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 116
Fidelity Securities Lending Cash Central Fund	112
Total	$ 228
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 182,076,000 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $4,434,339,000. The Fund recognized a net gain of $306,870,000 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,157,534,000. Net unrealized appreciation aggregated $122,655,000, of which $137,790,000 related to appreciated investment securities and $15,135,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2013

1.804874.109

TQG-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	328,300	$ 10,318,469
Internet & Catalog Retail - 2.0%
Netflix, Inc. (a)	80,000	19,537,600
priceline.com, Inc. (a)	6,000	5,254,020
		24,791,620
Media - 2.4%
CBS Corp. Class B	195,000	10,303,800
Discovery Communications, Inc. (a)	115,615	9,216,828
The Walt Disney Co.	169,000	10,925,850
		30,446,478
Specialty Retail - 6.6%
Cabela's, Inc. Class A (a)	297,100	20,392,944
Gap, Inc.	814,200	37,371,780
Home Depot, Inc.	307,000	24,262,210
		82,026,934
Textiles, Apparel & Luxury Goods - 2.7%
PVH Corp.	250,500	33,013,395
TOTAL CONSUMER DISCRETIONARY		180,596,896
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.0%
Kroger Co.	629,300	24,712,611
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	84,700	5,560,555
Tobacco - 0.7%
Japan Tobacco, Inc.	232,000	8,115,616
TOTAL CONSUMER STAPLES		38,388,782
ENERGY - 12.5%
Oil, Gas & Consumable Fuels - 12.5%
Cabot Oil & Gas Corp.	830,000	62,930,598
EQT Corp.	277,700	24,021,050
Noble Energy, Inc.	237,542	14,844,000
Phillips 66	231,000	14,206,500
Pioneer Natural Resources Co.	254,900	39,448,324
		155,450,472
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.4%
Capital Markets - 4.8%
Ameriprise Financial, Inc.	320,000	$ 28,480,000
Morgan Stanley	530,000	14,421,300
The Blackstone Group LP	713,000	16,078,150
		58,979,450
Diversified Financial Services - 12.8%
Bank of America Corp.	4,075,000	59,495,000
Citigroup, Inc.	1,167,600	60,878,664
McGraw-Hill Companies, Inc.	619,267	38,307,857
		158,681,521
Insurance - 1.8%
American International Group, Inc.	188,000	8,555,880
Berkshire Hathaway, Inc. Class B (a)	124,000	14,367,880
		22,923,760
TOTAL FINANCIALS		240,584,731
HEALTH CARE - 18.2%
Biotechnology - 12.0%
Biogen Idec, Inc. (a)	180,000	39,263,400
Celgene Corp. (a)	131,000	19,238,660
Gilead Sciences, Inc. (a)	531,000	32,629,950
Onyx Pharmaceuticals, Inc. (a)	440,788	57,875,464
		149,007,474
Health Care Equipment & Supplies - 2.0%
The Cooper Companies, Inc.	198,900	25,329,915
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	169,000	13,489,580
Pharmaceuticals - 3.1%
Perrigo Co.	120,000	14,926,800
Warner Chilcott PLC	1,125,000	23,973,750
		38,900,550
TOTAL HEALTH CARE		226,727,519
INDUSTRIALS - 6.8%
Electrical Equipment - 2.3%
Eaton Corp. PLC	425,200	29,317,540
Machinery - 3.4%
Cummins, Inc.	345,800	41,907,502
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	88,000	$ 10,806,582
J.B. Hunt Transport Services, Inc.	31,900	2,390,267
		13,196,849
TOTAL INDUSTRIALS		84,421,891
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment & Components - 0.3%
FLIR Systems, Inc.	95,000	3,084,650
Internet Software & Services - 7.3%
Baidu.com, Inc. sponsored ADR (a)	46,000	6,086,260
Facebook, Inc. Class A (a)	560,000	20,624,800
Google, Inc. Class A (a)	44,500	39,498,200
Web.com Group, Inc. (a)	273,000	7,092,540
Yahoo!, Inc. (a)	632,000	17,752,880
		91,054,680
IT Services - 7.8%
MasterCard, Inc. Class A	66,200	40,422,382
Visa, Inc. Class A	321,000	56,820,210
		97,242,592
Software - 3.5%
ServiceNow, Inc. (a)	439,000	19,131,620
Workday, Inc. Class A	358,700	24,495,623
		43,627,243
TOTAL INFORMATION TECHNOLOGY		235,009,165
MATERIALS - 5.7%
Chemicals - 5.7%
Eastman Chemical Co.	519,711	41,800,356
Ecolab, Inc.	321,000	29,576,940
		71,377,296
UTILITIES - 0.3%
Electric Utilities - 0.3%
ITC Holdings Corp.	38,002	3,487,444
TOTAL COMMON STOCKS (Cost $1,060,061,549)		1,236,044,196
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $19,342,558)	19,342,558	$ 19,342,558
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,079,404,107)		1,255,386,754
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(12,195,382)
NET ASSETS - 100%		$ 1,243,191,372
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,819
Fidelity Securities Lending Cash Central Fund	25,821
Total	$ 49,640
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,084,546,727. Net unrealized appreciation aggregated $170,840,027, of which $175,100,587 related to appreciated investment securities and $4,260,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863107.105

ASCS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.4%
Dorman Products, Inc.	208,551	$ 9,819
Tenneco, Inc. (a)	227,184	10,980
		20,799
Hotels, Restaurants & Leisure - 2.1%
Del Frisco's Restaurant Group, Inc. (a)	388,499	8,174
Interval Leisure Group, Inc.	501,208	10,781
Life Time Fitness, Inc. (a)	242,301	12,912
		31,867
Household Durables - 0.6%
KB Home (d)	477,281	8,472
Internet & Catalog Retail - 0.7%
HSN, Inc.	189,193	11,363
Leisure Equipment & Products - 0.7%
Brunswick Corp.	290,810	10,978
Media - 1.0%
MDC Partners, Inc. Class A (sub. vtg.)	331,400	8,156
Nexstar Broadcasting Group, Inc. Class A	179,393	6,465
		14,621
Multiline Retail - 0.1%
Dollarama, Inc.	31,934	2,305
Specialty Retail - 4.8%
Ascena Retail Group, Inc. (a)	488,175	9,319
Conn's, Inc. (a)	234,627	15,162
DSW, Inc. Class A	53,606	4,063
Francescas Holdings Corp. (a)(d)	507,265	12,611
GameStop Corp. Class A	169,900	8,335
Genesco, Inc. (a)	182,375	12,836
Rent-A-Center, Inc.	288,481	11,536
		73,862
Textiles, Apparel & Luxury Goods - 2.5%
Fifth & Pacific Companies, Inc. (a)	579,192	13,796
Hanesbrands, Inc.	159,652	10,132
Steven Madden Ltd. (a)	262,246	13,485
		37,413
TOTAL CONSUMER DISCRETIONARY		211,680
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Cott Corp.	400,328	$ 3,348
Food & Staples Retailing - 1.7%
Fresh Market, Inc. (a)	120,378	6,354
Susser Holdings Corp. (a)	159,730	8,261
United Natural Foods, Inc. (a)	191,945	11,248
		25,863
Food Products - 1.6%
Calavo Growers, Inc.	239,274	6,499
Fresh Del Monte Produce, Inc.	309,087	8,682
Post Holdings, Inc. (a)	37,668	1,747
WhiteWave Foods Co. (d)	380,800	7,117
		24,045
TOTAL CONSUMER STAPLES		53,256
ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	155,100	8,738
Total Energy Services, Inc.	391,900	5,811
		14,549
Oil, Gas & Consumable Fuels - 4.7%
Atlas Pipeline Partners LP	254,127	9,631
Cloud Peak Energy, Inc. (a)	428,100	6,862
Energen Corp.	43,562	2,609
Genesis Energy LP	85,204	4,247
PDC Energy, Inc. (a)	234,884	12,954
Rosetta Resources, Inc. (a)	289,158	13,188
Stone Energy Corp. (a)	502,088	12,231
Targa Resources Corp.	148,300	10,110
		71,832
TOTAL ENERGY		86,381
FINANCIALS - 22.3%
Capital Markets - 1.5%
AURELIUS AG	249,545	7,468
Waddell & Reed Financial, Inc. Class A	300,559	15,347
		22,815
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 8.4%
Associated Banc-Corp.	903,623	$ 15,307
Bank of the Ozarks, Inc.	246,018	11,755
Banner Bank	415,656	15,413
BBCN Bancorp, Inc.	824,186	12,041
Bridge Capital Holdings (a)	237,952	3,924
Cathay General Bancorp	431,945	10,263
City National Corp.	211,513	14,706
MB Financial, Inc.	532,821	15,335
National Penn Bancshares, Inc.	949,798	10,248
PacWest Bancorp (d)	529,775	18,765
		127,757
Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	153,100	14,491
Amerisafe, Inc.	349,886	12,501
Aspen Insurance Holdings Ltd.	274,000	10,272
Primerica, Inc.	301,800	12,386
ProAssurance Corp.	232,384	12,440
		62,090
Real Estate Investment Trusts - 7.2%
American Assets Trust, Inc.	293,529	9,510
Cousins Properties, Inc.	1,149,480	11,782
DCT Industrial Trust, Inc.	1,684,600	12,651
DuPont Fabros Technology, Inc. (d)	398,870	9,138
Glimcher Realty Trust	765,740	8,607
Home Properties, Inc.	158,079	10,087
National Retail Properties, Inc. (d)	248,559	8,697
Parkway Properties, Inc.	647,426	11,330
Pennsylvania Real Estate Investment Trust (SBI)	719,498	14,894
Ramco-Gershenson Properties Trust (SBI)	840,150	13,014
		109,710
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	385,630	8,387
WSFS Financial Corp.	140,714	8,377
		16,764
TOTAL FINANCIALS		339,136
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.5%
Biotechnology - 5.1%
Achillion Pharmaceuticals, Inc. (a)	529,997	$ 3,784
Agios Pharmaceuticals, Inc.	11,500	335
Agios Pharmaceuticals, Inc.	119,733	3,142
ARIAD Pharmaceuticals, Inc. (a)	178,243	3,312
Astex Pharmaceuticals, Inc. (a)	597,242	3,124
BioMarin Pharmaceutical, Inc. (a)	50,556	3,268
Bluebird Bio, Inc.	9,300	290
Coronado Biosciences, Inc. (a)(d)	299,118	2,342
Cubist Pharmaceuticals, Inc. (a)	67,627	4,215
Discovery Laboratories, Inc. (a)(d)	1,126,671	1,814
Hyperion Therapeutics, Inc.	107,634	2,696
Infinity Pharmaceuticals, Inc. (a)	121,907	2,582
Insmed, Inc. (a)	336,787	3,742
InterMune, Inc. (a)	226,047	3,506
Isis Pharmaceuticals, Inc. (a)	228,828	6,602
Medivation, Inc. (a)	58,986	3,414
MEI Pharma, Inc. (a)	397,150	3,014
Merrimack Pharmaceuticals, Inc. (a)	560,219	2,678
Neurocrine Biosciences, Inc. (a)	326,516	4,568
Novavax, Inc. (a)	1,478,009	3,976
PTC Therapeutics, Inc. (a)	182,800	2,863
Synageva BioPharma Corp. (a)	79,884	3,842
Theravance, Inc. (a)	90,751	3,499
Threshold Pharmaceuticals, Inc. (a)	200,007	1,084
XOMA Corp. (a)	753,389	4,091
		77,783
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	169,661	7,302
Cerus Corp. (a)(d)	1,242,438	6,958
ICU Medical, Inc. (a)	54,412	3,901
Sirona Dental Systems, Inc. (a)	39,643	2,799
Steris Corp.	197,443	8,889
Teleflex, Inc.	46,318	3,679
		33,528
Health Care Providers & Services - 2.2%
BioScrip, Inc. (a)	417,884	6,791
Brookdale Senior Living, Inc. (a)	189,805	5,527
MEDNAX, Inc. (a)	37,755	3,678
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)	240,633	$ 8,932
Team Health Holdings, Inc. (a)	196,299	7,895
		32,823
Health Care Technology - 0.6%
HMS Holdings Corp. (a)	101,700	2,460
Medidata Solutions, Inc. (a)	67,698	6,264
		8,724
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	435,456	7,803
PerkinElmer, Inc.	137,615	4,691
		12,494
Pharmaceuticals - 0.6%
Biodelivery Sciences International, Inc. (a)(d)	710,218	3,068
ViroPharma, Inc. (a)	188,466	6,468
		9,536
TOTAL HEALTH CARE		174,888
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.0%
AAR Corp.	141,757	3,436
Teledyne Technologies, Inc. (a)	154,757	12,407
		15,843
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	262,320	10,034
UTI Worldwide, Inc.	316,800	5,227
		15,261
Commercial Services & Supplies - 2.0%
Tetra Tech, Inc. (a)	316,632	7,473
United Stationers, Inc.	303,984	12,582
West Corp.	471,025	10,344
		30,399
Construction & Engineering - 1.2%
MasTec, Inc. (a)	314,490	10,378
URS Corp.	163,200	7,589
		17,967
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
General Cable Corp.	361,590	$ 11,397
Polypore International, Inc. (a)(d)	165,000	6,928
		18,325
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	126,000	8,535
Machinery - 2.8%
Actuant Corp. Class A	304,721	10,760
Harsco Corp.	264,319	6,809
Navistar International Corp. (a)(d)	265,925	9,081
TriMas Corp. (a)	249,233	9,229
Wabtec Corp.	115,066	6,681
		42,560
Marine - 0.2%
DryShips, Inc. (a)(d)	1,364,997	2,621
Professional Services - 2.3%
Dun & Bradstreet Corp.	104,494	10,829
Manpower, Inc.	103,436	6,917
Stantec, Inc.	224,900	10,401
Towers Watson & Co.	82,100	6,915
		35,062
Trading Companies & Distributors - 1.8%
DXP Enterprises, Inc. (a)	118,639	8,186
Kaman Corp.	213,900	8,098
Watsco, Inc.	125,323	11,699
		27,983
TOTAL INDUSTRIALS		214,556
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	596,400	1,515
Aruba Networks, Inc. (a)	743,033	13,211
Brocade Communications Systems, Inc. (a)	775,625	5,166
Finisar Corp. (a)	293,163	5,667
Polycom, Inc. (a)	617,974	5,908
Riverbed Technology, Inc. (a)	292,786	4,579
Sonus Networks, Inc. (a)	270,879	926
		36,972
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.0%
Cray, Inc. (a)	249,793	$ 5,788
NCR Corp. (a)	251,300	9,047
Quantum Corp. (a)	5,049,141	8,079
Super Micro Computer, Inc. (a)	722,415	8,373
		31,287
Electronic Equipment & Components - 2.1%
Fabrinet (a)	200,832	2,974
Insight Enterprises, Inc. (a)	178,884	3,826
InvenSense, Inc. (a)(d)	345,416	6,107
Jabil Circuit, Inc.	559,587	12,865
Neonode, Inc. (a)	429,397	3,345
TTM Technologies, Inc. (a)	316,702	2,926
		32,043
Internet Software & Services - 2.3%
Bankrate, Inc. (a)	572,379	10,263
Demand Media, Inc. (a)	416,977	2,727
EarthLink, Inc.	386,934	2,426
LivePerson, Inc. (a)	579,629	5,356
Points International Ltd. (a)	177,962	3,862
Rackspace Hosting, Inc. (a)	62,800	2,844
Unwired Planet, Inc. (a)	714,321	1,450
Unwired Planet, Inc. rights (a)	714,321	22
Web.com Group, Inc. (a)	217,817	5,659
		34,609
IT Services - 3.6%
Euronet Worldwide, Inc. (a)	287,815	10,594
ExlService Holdings, Inc. (a)	344,238	9,639
Genpact Ltd.	366,632	7,476
Heartland Payment Systems, Inc. (d)	162,080	6,047
Pactera Technology International Ltd. ADR	478,765	3,208
Sapient Corp. (a)	917,914	12,585
ServiceSource International, Inc. (a)	525,468	5,607
		55,156
Semiconductors & Semiconductor Equipment - 1.5%
Atmel Corp. (a)	498,003	3,934
Entegris, Inc. (a)	213,655	2,036
Monolithic Power Systems, Inc.	138,023	3,613
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	651,450	$ 3,381
Skyworks Solutions, Inc. (a)	410,742	9,866
		22,830
Software - 3.8%
BroadSoft, Inc. (a)	172,996	5,162
Ellie Mae, Inc. (a)	151,180	3,560
MICROS Systems, Inc. (a)	215,993	10,525
Nuance Communications, Inc. (a)	576,883	10,822
Parametric Technology Corp. (a)	298,322	8,079
Rovi Corp. (a)	212,300	4,783
Synchronoss Technologies, Inc. (a)	343,669	11,853
Verint Systems, Inc. (a)	71,986	2,576
		57,360
TOTAL INFORMATION TECHNOLOGY		270,257
MATERIALS - 4.7%
Chemicals - 2.2%
Axiall Corp.	252,106	11,113
Cabot Corp.	228,206	9,361
PolyOne Corp.	275,999	7,979
Zoltek Companies, Inc. (a)	433,265	6,035
		34,488
Construction Materials - 0.4%
Eagle Materials, Inc.	87,634	5,914
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	158,467	7,644
Metals & Mining - 1.3%
Carpenter Technology Corp.	128,286	6,707
Worthington Industries, Inc.	353,108	12,631
		19,338
Paper & Forest Products - 0.3%
Canfor Corp. (a)	210,100	4,433
TOTAL MATERIALS		71,817
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Towerstream Corp. (a)	2,627,376	7,698
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 2.3%
Cleco Corp.	184,700	$ 8,960
El Paso Electric Co.	142,320	5,375
IDACORP, Inc.	113,191	5,973
PNM Resources, Inc.	310,749	7,296
Portland General Electric Co.	247,318	7,840
		35,444
Gas Utilities - 0.4%
Atmos Energy Corp.	148,948	6,589
TOTAL UTILITIES		42,033
TOTAL COMMON STOCKS (Cost $1,230,293)		1,471,702
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/22/13 to 8/29/13 (e) (Cost $445)	$ 445	445
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	48,492,011	48,492
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	49,858,525	49,859
TOTAL MONEY MARKET FUNDS (Cost $98,351)		98,351
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,329,089)		1,570,498
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(47,509)
NET ASSETS - 100%		$ 1,522,989
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
60 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 6,257	$ 437

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $400,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 44
Fidelity Securities Lending Cash Central Fund	535
Total	$ 579
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,680	$ 211,680	$ -	$ -
Consumer Staples	53,256	53,256	-	-
Energy	86,381	86,381	-	-
Financials	339,136	339,136	-	-
Health Care	174,888	171,746	3,142	-
Industrials	214,556	214,556	-	-
Information Technology	270,257	270,235	22	-
Materials	71,817	71,817	-	-
Telecommunication Services	7,698	7,698	-	-
Utilities	42,033	42,033	-	-
U.S. Government and Government Agency Obligations	445	-	445	-
Money Market Funds	98,351	98,351	-	-
Total Investments in Securities:	$ 1,570,498	$ 1,566,889	$ 3,609	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 437	$ 437	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,330,298,000. Net unrealized appreciation aggregated $240,200,000, of which $283,215,000 related to appreciated investment securities and $43,015,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

July 31, 2013

1.804877.109

SCS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.4%
Dorman Products, Inc.	208,551	$ 9,819
Tenneco, Inc. (a)	227,184	10,980
		20,799
Hotels, Restaurants & Leisure - 2.1%
Del Frisco's Restaurant Group, Inc. (a)	388,499	8,174
Interval Leisure Group, Inc.	501,208	10,781
Life Time Fitness, Inc. (a)	242,301	12,912
		31,867
Household Durables - 0.6%
KB Home (d)	477,281	8,472
Internet & Catalog Retail - 0.7%
HSN, Inc.	189,193	11,363
Leisure Equipment & Products - 0.7%
Brunswick Corp.	290,810	10,978
Media - 1.0%
MDC Partners, Inc. Class A (sub. vtg.)	331,400	8,156
Nexstar Broadcasting Group, Inc. Class A	179,393	6,465
		14,621
Multiline Retail - 0.1%
Dollarama, Inc.	31,934	2,305
Specialty Retail - 4.8%
Ascena Retail Group, Inc. (a)	488,175	9,319
Conn's, Inc. (a)	234,627	15,162
DSW, Inc. Class A	53,606	4,063
Francescas Holdings Corp. (a)(d)	507,265	12,611
GameStop Corp. Class A	169,900	8,335
Genesco, Inc. (a)	182,375	12,836
Rent-A-Center, Inc.	288,481	11,536
		73,862
Textiles, Apparel & Luxury Goods - 2.5%
Fifth & Pacific Companies, Inc. (a)	579,192	13,796
Hanesbrands, Inc.	159,652	10,132
Steven Madden Ltd. (a)	262,246	13,485
		37,413
TOTAL CONSUMER DISCRETIONARY		211,680
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Cott Corp.	400,328	$ 3,348
Food & Staples Retailing - 1.7%
Fresh Market, Inc. (a)	120,378	6,354
Susser Holdings Corp. (a)	159,730	8,261
United Natural Foods, Inc. (a)	191,945	11,248
		25,863
Food Products - 1.6%
Calavo Growers, Inc.	239,274	6,499
Fresh Del Monte Produce, Inc.	309,087	8,682
Post Holdings, Inc. (a)	37,668	1,747
WhiteWave Foods Co. (d)	380,800	7,117
		24,045
TOTAL CONSUMER STAPLES		53,256
ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	155,100	8,738
Total Energy Services, Inc.	391,900	5,811
		14,549
Oil, Gas & Consumable Fuels - 4.7%
Atlas Pipeline Partners LP	254,127	9,631
Cloud Peak Energy, Inc. (a)	428,100	6,862
Energen Corp.	43,562	2,609
Genesis Energy LP	85,204	4,247
PDC Energy, Inc. (a)	234,884	12,954
Rosetta Resources, Inc. (a)	289,158	13,188
Stone Energy Corp. (a)	502,088	12,231
Targa Resources Corp.	148,300	10,110
		71,832
TOTAL ENERGY		86,381
FINANCIALS - 22.3%
Capital Markets - 1.5%
AURELIUS AG	249,545	7,468
Waddell & Reed Financial, Inc. Class A	300,559	15,347
		22,815
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 8.4%
Associated Banc-Corp.	903,623	$ 15,307
Bank of the Ozarks, Inc.	246,018	11,755
Banner Bank	415,656	15,413
BBCN Bancorp, Inc.	824,186	12,041
Bridge Capital Holdings (a)	237,952	3,924
Cathay General Bancorp	431,945	10,263
City National Corp.	211,513	14,706
MB Financial, Inc.	532,821	15,335
National Penn Bancshares, Inc.	949,798	10,248
PacWest Bancorp (d)	529,775	18,765
		127,757
Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	153,100	14,491
Amerisafe, Inc.	349,886	12,501
Aspen Insurance Holdings Ltd.	274,000	10,272
Primerica, Inc.	301,800	12,386
ProAssurance Corp.	232,384	12,440
		62,090
Real Estate Investment Trusts - 7.2%
American Assets Trust, Inc.	293,529	9,510
Cousins Properties, Inc.	1,149,480	11,782
DCT Industrial Trust, Inc.	1,684,600	12,651
DuPont Fabros Technology, Inc. (d)	398,870	9,138
Glimcher Realty Trust	765,740	8,607
Home Properties, Inc.	158,079	10,087
National Retail Properties, Inc. (d)	248,559	8,697
Parkway Properties, Inc.	647,426	11,330
Pennsylvania Real Estate Investment Trust (SBI)	719,498	14,894
Ramco-Gershenson Properties Trust (SBI)	840,150	13,014
		109,710
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	385,630	8,387
WSFS Financial Corp.	140,714	8,377
		16,764
TOTAL FINANCIALS		339,136
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.5%
Biotechnology - 5.1%
Achillion Pharmaceuticals, Inc. (a)	529,997	$ 3,784
Agios Pharmaceuticals, Inc.	11,500	335
Agios Pharmaceuticals, Inc.	119,733	3,142
ARIAD Pharmaceuticals, Inc. (a)	178,243	3,312
Astex Pharmaceuticals, Inc. (a)	597,242	3,124
BioMarin Pharmaceutical, Inc. (a)	50,556	3,268
Bluebird Bio, Inc.	9,300	290
Coronado Biosciences, Inc. (a)(d)	299,118	2,342
Cubist Pharmaceuticals, Inc. (a)	67,627	4,215
Discovery Laboratories, Inc. (a)(d)	1,126,671	1,814
Hyperion Therapeutics, Inc.	107,634	2,696
Infinity Pharmaceuticals, Inc. (a)	121,907	2,582
Insmed, Inc. (a)	336,787	3,742
InterMune, Inc. (a)	226,047	3,506
Isis Pharmaceuticals, Inc. (a)	228,828	6,602
Medivation, Inc. (a)	58,986	3,414
MEI Pharma, Inc. (a)	397,150	3,014
Merrimack Pharmaceuticals, Inc. (a)	560,219	2,678
Neurocrine Biosciences, Inc. (a)	326,516	4,568
Novavax, Inc. (a)	1,478,009	3,976
PTC Therapeutics, Inc. (a)	182,800	2,863
Synageva BioPharma Corp. (a)	79,884	3,842
Theravance, Inc. (a)	90,751	3,499
Threshold Pharmaceuticals, Inc. (a)	200,007	1,084
XOMA Corp. (a)	753,389	4,091
		77,783
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	169,661	7,302
Cerus Corp. (a)(d)	1,242,438	6,958
ICU Medical, Inc. (a)	54,412	3,901
Sirona Dental Systems, Inc. (a)	39,643	2,799
Steris Corp.	197,443	8,889
Teleflex, Inc.	46,318	3,679
		33,528
Health Care Providers & Services - 2.2%
BioScrip, Inc. (a)	417,884	6,791
Brookdale Senior Living, Inc. (a)	189,805	5,527
MEDNAX, Inc. (a)	37,755	3,678
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)	240,633	$ 8,932
Team Health Holdings, Inc. (a)	196,299	7,895
		32,823
Health Care Technology - 0.6%
HMS Holdings Corp. (a)	101,700	2,460
Medidata Solutions, Inc. (a)	67,698	6,264
		8,724
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	435,456	7,803
PerkinElmer, Inc.	137,615	4,691
		12,494
Pharmaceuticals - 0.6%
Biodelivery Sciences International, Inc. (a)(d)	710,218	3,068
ViroPharma, Inc. (a)	188,466	6,468
		9,536
TOTAL HEALTH CARE		174,888
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.0%
AAR Corp.	141,757	3,436
Teledyne Technologies, Inc. (a)	154,757	12,407
		15,843
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	262,320	10,034
UTI Worldwide, Inc.	316,800	5,227
		15,261
Commercial Services & Supplies - 2.0%
Tetra Tech, Inc. (a)	316,632	7,473
United Stationers, Inc.	303,984	12,582
West Corp.	471,025	10,344
		30,399
Construction & Engineering - 1.2%
MasTec, Inc. (a)	314,490	10,378
URS Corp.	163,200	7,589
		17,967
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
General Cable Corp.	361,590	$ 11,397
Polypore International, Inc. (a)(d)	165,000	6,928
		18,325
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	126,000	8,535
Machinery - 2.8%
Actuant Corp. Class A	304,721	10,760
Harsco Corp.	264,319	6,809
Navistar International Corp. (a)(d)	265,925	9,081
TriMas Corp. (a)	249,233	9,229
Wabtec Corp.	115,066	6,681
		42,560
Marine - 0.2%
DryShips, Inc. (a)(d)	1,364,997	2,621
Professional Services - 2.3%
Dun & Bradstreet Corp.	104,494	10,829
Manpower, Inc.	103,436	6,917
Stantec, Inc.	224,900	10,401
Towers Watson & Co.	82,100	6,915
		35,062
Trading Companies & Distributors - 1.8%
DXP Enterprises, Inc. (a)	118,639	8,186
Kaman Corp.	213,900	8,098
Watsco, Inc.	125,323	11,699
		27,983
TOTAL INDUSTRIALS		214,556
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	596,400	1,515
Aruba Networks, Inc. (a)	743,033	13,211
Brocade Communications Systems, Inc. (a)	775,625	5,166
Finisar Corp. (a)	293,163	5,667
Polycom, Inc. (a)	617,974	5,908
Riverbed Technology, Inc. (a)	292,786	4,579
Sonus Networks, Inc. (a)	270,879	926
		36,972
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.0%
Cray, Inc. (a)	249,793	$ 5,788
NCR Corp. (a)	251,300	9,047
Quantum Corp. (a)	5,049,141	8,079
Super Micro Computer, Inc. (a)	722,415	8,373
		31,287
Electronic Equipment & Components - 2.1%
Fabrinet (a)	200,832	2,974
Insight Enterprises, Inc. (a)	178,884	3,826
InvenSense, Inc. (a)(d)	345,416	6,107
Jabil Circuit, Inc.	559,587	12,865
Neonode, Inc. (a)	429,397	3,345
TTM Technologies, Inc. (a)	316,702	2,926
		32,043
Internet Software & Services - 2.3%
Bankrate, Inc. (a)	572,379	10,263
Demand Media, Inc. (a)	416,977	2,727
EarthLink, Inc.	386,934	2,426
LivePerson, Inc. (a)	579,629	5,356
Points International Ltd. (a)	177,962	3,862
Rackspace Hosting, Inc. (a)	62,800	2,844
Unwired Planet, Inc. (a)	714,321	1,450
Unwired Planet, Inc. rights (a)	714,321	22
Web.com Group, Inc. (a)	217,817	5,659
		34,609
IT Services - 3.6%
Euronet Worldwide, Inc. (a)	287,815	10,594
ExlService Holdings, Inc. (a)	344,238	9,639
Genpact Ltd.	366,632	7,476
Heartland Payment Systems, Inc. (d)	162,080	6,047
Pactera Technology International Ltd. ADR	478,765	3,208
Sapient Corp. (a)	917,914	12,585
ServiceSource International, Inc. (a)	525,468	5,607
		55,156
Semiconductors & Semiconductor Equipment - 1.5%
Atmel Corp. (a)	498,003	3,934
Entegris, Inc. (a)	213,655	2,036
Monolithic Power Systems, Inc.	138,023	3,613
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	651,450	$ 3,381
Skyworks Solutions, Inc. (a)	410,742	9,866
		22,830
Software - 3.8%
BroadSoft, Inc. (a)	172,996	5,162
Ellie Mae, Inc. (a)	151,180	3,560
MICROS Systems, Inc. (a)	215,993	10,525
Nuance Communications, Inc. (a)	576,883	10,822
Parametric Technology Corp. (a)	298,322	8,079
Rovi Corp. (a)	212,300	4,783
Synchronoss Technologies, Inc. (a)	343,669	11,853
Verint Systems, Inc. (a)	71,986	2,576
		57,360
TOTAL INFORMATION TECHNOLOGY		270,257
MATERIALS - 4.7%
Chemicals - 2.2%
Axiall Corp.	252,106	11,113
Cabot Corp.	228,206	9,361
PolyOne Corp.	275,999	7,979
Zoltek Companies, Inc. (a)	433,265	6,035
		34,488
Construction Materials - 0.4%
Eagle Materials, Inc.	87,634	5,914
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	158,467	7,644
Metals & Mining - 1.3%
Carpenter Technology Corp.	128,286	6,707
Worthington Industries, Inc.	353,108	12,631
		19,338
Paper & Forest Products - 0.3%
Canfor Corp. (a)	210,100	4,433
TOTAL MATERIALS		71,817
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Towerstream Corp. (a)	2,627,376	7,698
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 2.3%
Cleco Corp.	184,700	$ 8,960
El Paso Electric Co.	142,320	5,375
IDACORP, Inc.	113,191	5,973
PNM Resources, Inc.	310,749	7,296
Portland General Electric Co.	247,318	7,840
		35,444
Gas Utilities - 0.4%
Atmos Energy Corp.	148,948	6,589
TOTAL UTILITIES		42,033
TOTAL COMMON STOCKS (Cost $1,230,293)		1,471,702
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/22/13 to 8/29/13 (e) (Cost $445)	$ 445	445
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	48,492,011	48,492
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	49,858,525	49,859
TOTAL MONEY MARKET FUNDS (Cost $98,351)		98,351
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,329,089)		1,570,498
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(47,509)
NET ASSETS - 100%		$ 1,522,989
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
60 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 6,257	$ 437

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $400,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 44
Fidelity Securities Lending Cash Central Fund	535
Total	$ 579
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,680	$ 211,680	$ -	$ -
Consumer Staples	53,256	53,256	-	-
Energy	86,381	86,381	-	-
Financials	339,136	339,136	-	-
Health Care	174,888	171,746	3,142	-
Industrials	214,556	214,556	-	-
Information Technology	270,257	270,235	22	-
Materials	71,817	71,817	-	-
Telecommunication Services	7,698	7,698	-	-
Utilities	42,033	42,033	-	-
U.S. Government and Government Agency Obligations	445	-	445	-
Money Market Funds	98,351	98,351	-	-
Total Investments in Securities:	$ 1,570,498	$ 1,566,889	$ 3,609	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 437	$ 437	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,330,298,000. Net unrealized appreciation aggregated $240,200,000, of which $283,215,000 related to appreciated investment securities and $43,015,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013